Accounts Receivable - Summary of Receivables Past Due but not Impaired (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of financial assets that are either past due or impaired [Line Items]
Accounts receivable	¥ 14,433	$ 2,099	¥ 13,964
Past due but not impaired [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Accounts receivable			1,314
Past due but not impaired [member] | More than one month to three months [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Accounts receivable			926
Past due but not impaired [member] | More than three months to one year [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Accounts receivable			105
Past due but not impaired [member] | More than one year [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Accounts receivable			¥ 283